Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current assets [abstract]
Advances of income taxes and other refundable taxes		$ 396	$ 304
Non-trade accounts receivable	[1]	84	117
Interest and notes receivable		31	39
Current portion of valuation of derivative financial instruments		36	7
Loans to employees and others		11	10
Other accounts receivable		$ 558	$ 477

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.